Segment Reporting - Operating Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Equity income (note 14 and 6b)	$ 28,111	$ 35,343	$ 65,268	$ 37,656
Operating Income (Loss)	(27,120)	148,504	34,207	277,400
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	64,736	69,589	135,347	91,327
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	(119,434)	92,986	(131,277)	213,112
Teekay Parent
Segment Reporting Information [Line Items]
Operating Income (Loss)	27,578	(14,071)	30,137	(27,039)
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	30,543	(11,540)	32,515	(23,808)
Teekay Parent | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss)	$ (2,965)	$ (2,531)	$ (2,378)	$ (3,231)